INCOME TAXES (Details) - Schedule of Company's Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Operating loss carryforwards	$ 5,800	$ 4,405
Research and development	902	780
Accrued expenses	104	304
Bonus accrual	52	0
Lease liability	121	39
Other	42	25
Total deferred tax assets	7,021	5,553
Deferred tax liabilities
Right of use asset	(122)	(46)
Total deferred tax liabilities	(122)	(46)
Valuation allowance	(6,899)	(5,507)	$ (4,585)
Deferred tax assets, net of valuation allowance	$ 0	$ 0